Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 01, 2025	Sep. 24, 2024	Jul. 31, 2024
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued litigation fees current liabilities					$ 750,000
Accrued litigation fees noncurrent liabilities					$ 250,000
Loans Payable [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Settlement agreement amount				$ 1,000,000
First Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount				$ 250,000
Forecast [Member] | Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount		$ 500,000	$ 500,000
Forecast [Member] | Final Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount	$ 250,000